Other Income (Tables)	9 Months Ended
Sep. 30, 2020
Other Income
Schedule of other income

	Three months ended		Nine months ended
	September 30, 2020	September 30, 2019	September 30, 2020	September 30, 2019
Paycheck Protraction Program Loan[1]	$—	$—	$185,284	$—
Industrial Research Assistance Program Funding	—	—	243,936	—
Canada Emergency Wage Subsidy	27,127	—	106,961	—
Miscellaneous income	—	17,711	10,141	71,639
	$27,127	$17,711	$546,322	$71,639

1  On May 21, 2020, the Company entered into a promissory note evidencing an unsecured loan in the amount of US$133,700 made to the Company under the Paycheck Protection Program (the “Loan”). The Paycheck Protection Program (or “PPP”) was established under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”) and is administered by the U.S. Small Business Administration. The Loan to the Company was made through BMO Harris Bank National Association (the “Lender”).